CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2017		Dec. 31, 2016
Common Stock, Shares, Outstanding	696		150
Treasury Stock	12		3
Common stock, par value	$ 0.01
Cash and cash equivalents	$ 2,558		$ 1,540
Receivables, net	494		167
Due from affiliates, net	11		70
Prepayments and other current assets	239		120
Property and equipment, net (1)	16,154	[1]	7,446
Deferred charges and other	364		414
Accounts payable	318		215
Accrued expenses and other current liabilities	1,326		641
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents	58		107
Receivables, net	0		3
Due from affiliates, net	0		67
Prepayments and other current assets	2		34
Property and equipment, net (1)	57		55
Deferred charges and other	0		2
Accounts payable	3		100
Accrued expenses and other current liabilities	0		91
Deferred credits and other	$ 0		$ 1

[1]	The conditions that were considered prohibited forms of continuing involvement related to our sale of the Golf Course Properties (see Note 11) are no longer considered continuing involvement under the new revenue recognition standard. As of result of adopting the new standard on a full retrospective basis, we are now reflecting this transaction as a completed sale in the period in which it occurred.